Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,734
Property, plant and equipment at end of period	1,548	£ 1,734
Accelerated depreciation expense	9	9
Construction in progress	106	55
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,021	4,095
Additions	501	299
Disposals	(1,052)	(373)
Property, plant and equipment at end of period	3,470	4,021
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,287)	(2,128)
Additions	(219)	(316)
Disposals	681	181
Impairment during the year	97	24
Property, plant and equipment at end of period	(1,922)	(2,287)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	783
Property, plant and equipment at end of period	644	783
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,272	1,270
Additions	126	61
Disposals	(420)	(59)
Property, plant and equipment at end of period	978	1,272
Property | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(489)	(454)
Additions	(32)	(55)
Disposals	233	44
Impairment during the year	46	24
Property, plant and equipment at end of period	(334)	(489)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	307
Property, plant and equipment at end of period	192	307
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,375	1,436
Additions	26	43
Disposals	(352)	(104)
Property, plant and equipment at end of period	1,049	1,375
Office fixtures and equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,068)	(1,016)
Additions	(86)	(111)
Disposals	325	59
Impairment during the year	28	0
Property, plant and equipment at end of period	(857)	(1,068)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	0	2
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	436	439
Additions	0	2
Disposals	(2)	(5)
Property, plant and equipment at end of period	434	436
Computer software | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	(1)	0
Disposals	1	0
Impairment during the year	0	0
Property, plant and equipment at end of period	(434)	(434)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	542
Property, plant and equipment at end of period	595	542
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	720	738
Additions	284	185
Disposals	(249)	(203)
Property, plant and equipment at end of period	755	720
Operating lease assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(178)	(164)
Additions	(81)	(92)
Disposals	99	78
Impairment during the year	0	0
Property, plant and equipment at end of period	(160)	(178)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100
Property, plant and equipment at end of period	117	100
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	218	212
Additions	65	8
Disposals	(29)	(2)
Property, plant and equipment at end of period	254	218
Right-of-use assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(118)	(60)
Additions	(19)	(58)
Disposals	23	0
Impairment during the year	23	0
Property, plant and equipment at end of period	£ (137)	£ (118)